Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Abstract]
Balance	$ 1,579	$ 1,579	$ 1,579